UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST
(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL		60515
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 3500 Lacey Road Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of July 31, 2013 is set forth below.

PowerShares India Portfolio (PIN)

July 31, 2013 (Unaudited)

Schedule of Investments*

Number
of Shares		Value
	Common Stocks - 97.1%

	India - 97.1%

	Consumer Discretionary - 3.1%
19,056	Bosch, Ltd.	$2,821,858
287,138	Mahindra & Mahindra, Ltd.	4,303,882
636,014	Tata Motors, Ltd.	3,038,600
		10,164,340
	Consumer Staples - 9.8%
2,216,168	Hindustan Unilever, Ltd.	22,325,692
729,852	ITC, Ltd.	4,101,479
39,613	Nestlé India, Ltd.	3,448,588
52,512	United Spirits, Ltd.	2,059,545
		31,935,304
	Energy - 24.8%
337,566	Bharat Petroleum Corp., Ltd.	1,797,336
584,910	Cairn India, Ltd.	2,839,178
1,168,621	Coal India, Ltd.	5,411,154
1,853,857	Indian Oil Corp., Ltd.	6,247,106
5,396,888	Oil & Natural Gas Corp., Ltd.	25,801,749
345,032	Oil India, Ltd.	2,934,801
2,505,869	Reliance Industries, Ltd.	35,938,542
		80,969,866
	Financial Services - 14.0%
112,859	Axis Bank, Ltd.	1,920,209
1,225,273	HDFC Bank, Ltd.	12,286,986
1,488,879	Housing Development Finance Corp.	19,599,921
419,840	ICICI Bank, Ltd.	6,276,713
1,119,396	Infrastructure Development Finance Co., Ltd.	2,015,852
131,588	State Bank of India	3,697,146
		45,796,827
	Health Care - 6.8%
135,265	Apollo Hospitals Enterprise, Ltd.	2,086,981
453,974	Cipla, Ltd.	2,988,665
119,712	Dr. Reddy’s Laboratories, Ltd.	4,491,193
296,989	Ranbaxy Laboratories, Ltd. (a)	1,399,348
1,128,138	Sun Pharmaceutical Industries, Ltd.	10,488,223
76,424	Wockhardt, Ltd. (a)	588,718
		22,043,128
	Industrials - 2.7%
889,423	Adani Ports & Special Economic Zone (a)	1,832,090
719,241	Bharat Heavy Electricals, Ltd.	1,872,475
1,759,329	Jaiprakash Associates, Ltd.	1,045,962
126,928	Larsen & Toubro, Ltd.	1,768,392
266,457	Seimens, Ltd.	2,243,007
		8,761,926

Number
of Shares		Value
	Information Technology - 18.9%
733,612	Infosys, Ltd.	$35,828,812
50,466	Oracle Financial Sevices Software, Ltd. (a)	2,455,616
445,815	Tata Consultancy Services, Ltd.	13,311,029
1,415,001	Wipro, Ltd.	10,192,755
		61,788,212
	Materials - 5.6%
328,270	Asian Paints, Ltd.	2,740,397
3,420,040	Hindustan Zinc, Ltd.	5,717,409
610,908	Jindal Steel & Power, Ltd.	2,007,391
246,275	JSW Steel, Ltd. (a)	2,292,032
2,411,016	NMDC, Ltd.	3,881,893
2,474,647	Steel Authority of India, Ltd.	1,697,110
		18,336,232
	Telecommunication Services - 5.8%
2,191,587	Bharti Airtel, Ltd.	12,416,770
862,422	Bharti Infratel, Ltd. (a)	2,110,491
1,860,857	Reliance Communications, Ltd.	4,272,274
		18,799,535
	Utilities - 5.6%
322,401	GAIL India, Ltd.	1,597,026
5,862,282	NHPC, Ltd.	1,600,426
4,129,983	NTPC, Ltd.	8,877,375
1,444,677	Power Grid Corp. of India, Ltd.	2,402,053
326,626	Reliance Infrastructure, Ltd.	1,834,434
1,728,925	Reliance Power, Ltd. (a)	2,075,677
		18,386,991
	Total Common Stocks (Cost $277,495,830)	316,982,361

Principal
	Short-Term Instruments - 0.0%

	Time Deposit - 0.0%
$10,084	Brown Brothers Harriman & Co. 0.03%, 8/01/13 (Cost $10,084)	10,084
	Total Investments-97.1% (Cost $277,505,914) (b)	316,992,445
	Other assets, less cash and liabilities-2.9%	9,333,559
	Net Assets-100.0%	$326,326,004

Footnotes to the Consolidated Schedule of Investments:

(a)     Non-income producing security.

(b)             At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $363,042,170. The net unrealized depreciation was $46,049,725 which consisted of aggregate gross unrealized appreciation of $5,609,183 and aggregate gross unrealized depreciation of $51,658,908.

* Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months period ended July 31, 2013, the Fund had significant transfers from Level 2 to Level 1 of $316,982,361, primarily due to foreign fair value triggers.

Category	Level 1	Level 2	Level 3	Total
Common Stock:
Consumer Discretionary	$10,164,340	$—	$	$10,164,340
Consumer Staples	31,935,304	—	—	31,935,304
Energy	80,969,866	—	—	80,969,866
Financial Services	45,796,827	—	—	45,796,827
Health Care	22,043,128	—	—	22,043,128
Industrials	8,761,926	—	—	8,761,926
Information Technology	61,788,212	—	—	61,788,212
Materials	18,336,232	—	—	18,336,232
Telecommunication Services	18,799,535	—	—	18,799,535
Utilities	18,386,991	—	—	18,386,991
Time Deposit	—	10,084	—	10,084
Total Investments	$316,982,361	$10,084	$	$316,992,445

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant’s  President and  Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in capacities and on dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: September 26, 2013

By:	/s/ Steve Hill
Steven Hill
Treasurer
Date: September 26, 2013